Long-term Debt - Reserves-Based Lending Facility (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 6,567	$ 37,041
Gross carrying amount [member] | Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 6,567	$ 7,539